Prepaid Expense and Other Current Assets	9 Months Ended
Sep. 30, 2021
Prepaid Expense And Other Assets Current Abstract
Prepaid expense and other current assets

Note 5. Prepaid expense and other current assets

Prepaid expense and other current assets consisted of the following as of September 30, 2021 and December 31, 2020 (in thousands):

	September 30, 2021	December 31, 2020
Deferred transaction costs	$2,942	$—
Other prepaid expenses	1,504	83
Payroll tax receivable	980	980
Prepaid insurance	56	68
Prepaid rent	58	2
Other current assets	7	1
Total prepaid expense and other current assets	$5,547	$1,134